LEASES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
LEASES
Operating Lease Right-of-use Asset	$ 189,282	$ 27,225
Current Portion Of Long-term Operating Lease	99,259	15,178
Long-term Operating Lease, Net Of Current Portion	105,918	0
Operating Leases	$ 205,177	$ 15,178